Geographic and Significant Customer Information (Details) - Schedule of customer concentrations as a percentage of revenue	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Customer A [Member]
Concentration Risk [Line Items]
Percentage of customer concentrations	30.00%		47.00%		21.00%
Customer B [Member]
Concentration Risk [Line Items]
Percentage of customer concentrations		[1]	14.00%
Customer C [Member]
Concentration Risk [Line Items]
Percentage of customer concentrations	23.00%
Customer D [Member]
Concentration Risk [Line Items]
Percentage of customer concentrations	11.00%			[1]	14.00%

[1]	Lowerthan 10%